UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2012 (unaudited)

BONDS & DEBENTURES	Principal Amount	Value
MORTGAGE PASS-THROUGH SECURITIES — 24.2%
Federal Home Loan Mortgage Corporation
847526 — 2.373% 2034	$7,581,469	$8,037,874
782629 — 2.384% 2035	1,179,669	1,252,124
848215 — 2.395% 2038	4,646,734	4,918,754
J12954 — 3.5% 2020	6,417,056	6,791,876
J13919 — 3.5% 2020	39,932,502	42,200,548
E97666 — 4% 2018	11,658,108	12,522,207
J11574 — 4% 2020	13,404,782	14,250,758
J11410 — 4% 2025	14,928,470	15,785,066
G14025 — 4% 2025	38,160,364	40,789,232
J12397 — 4% 2025	21,812,956	23,081,161
J11204 — 4.5% 2019	9,529,106	10,140,589
E01322 — 5% 2018	10,348,126	11,130,444
G13091 — 5% 2018	5,223,794	5,671,473
E01642 — 5% 2019	6,650,176	7,220,096
G13812 — 5% 2020	16,865,036	18,310,370
G14187 — 5.5% 2020	24,638,775	26,871,541
G12139 — 6.5% 2019	2,756,919	3,070,298
A26942 — 6.5% 2034	921,180	1,071,857
G08107 — 6.5% 2036	3,793,278	4,439,842
P50543 — 6.5% 2037	352,364	417,425
Federal National Mortgage Association
AD0705 — 2.395% 2040	7,860,029	8,323,771
890328 — 3% 2020	28,635,313	30,246,049
AB4390 — 3% 2022	47,122,727	49,642,709
MA0577 — 3.5% 2020	20,320,665	21,593,348
MA0598 — 3.5% 2020	7,541,325	8,013,638
MA0629 — 3.5% 2021	75,779,501	80,447,670
AB4015 — 3.5% 2021	6,375,658	6,774,965
MA0905 — 3.5% 2021	21,306,655	22,619,188
MA0989 — 3.5% 2022	56,077,446	59,589,576
MA1019 — 3.5% 2022	59,044,375	62,681,627
932108 — 4% 2019	12,128,731	12,964,279
931711 — 4% 2019	9,018,804	9,640,109
MA0150 — 4% 2019	40,067,633	42,827,892
MA0203 — 4% 2019	21,003,821	22,450,774
MA0235 — 4% 2019	18,987,198	20,295,226

MA0267 — 4% 2019	13,592,312	14,528,686
MA0099 — 4% 2019	11,293,273	12,071,267
MA0124 — 4% 2019	2,904,254	3,104,328
932433 — 4% 2020	1,426,859	1,525,155
MA0380 — 4% 2020	11,461,127	12,250,684
MA0322 — 4% 2020	22,195,545	23,724,596
MA0430 — 4% 2020	7,240,994	7,739,826
AA4552 — 4% 2024	1,307,085	1,394,751
AH4841 — 4% 2026	31,312,178	33,334,318
735494 — 4.5% 2020	23,131,765	24,849,067
AA8521 — 4.5% 2020	12,056,551	12,953,438
AA0905 — 4.5% 2021	6,175,464	6,635,413
995756 — 5% 2018	17,080,743	18,480,852
735453 — 5% 2019	8,865,825	9,639,102
AE0126 — 5% 2020	22,343,133	24,255,929
890122 — 5% 2021	7,943,431	8,645,869
890083 — 5% 2021	9,256,789	10,019,363
995861 — 5% 2021	18,460,770	19,981,568
AE0792 — 5% 2026	16,847,568	18,323,920
257100 — 5.5% 2018	1,823,894	1,985,600
745500 — 5.5% 2018	13,044,771	14,113,399
995327 — 5.5% 2019	3,930,417	4,253,576
735521 — 5.5% 2020	7,276,538	7,874,378
889318 — 5.5% 2020	14,807,542	16,030,941
995284 — 5.5% 2020	16,379,571	17,715,653
889069 — 5.5% 2021	13,980,593	15,127,561
AE0237 — 5.5% 2023	17,728,486	19,182,045
865963 — 5.839% 2036	4,807,345	5,157,849
745832 — 6% 2021	30,536,574	33,331,892
AD0951 — 6% 2021	16,776,735	18,313,820
890225 — 6% 2023	16,809,001	18,347,193
923306 — 6.5% 2037	248,142	278,135
323282 — 7.5% 2028	438,811	509,806
Government National Mortgage Association
782281 — 6% 2023	5,890,639	6,364,835
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$1,158,129,171
MORTGAGE-BACKED SECURITIES — 19.9%
Citicorp Mortgage Securities Inc. 2005-5 CL 2A3 — 5% 2020	$566,745	$569,386
Federal Home Loan Bank
00-0606 CL Y — 5.27% 2012	10,426,670	10,627,175
I7-2014 1 — 5.34% 2014	25,201,865	26,639,883
00-0986 — 5.739% 2014	19,270,184	20,626,227
Federal Home Loan Mortgage Corporation

3829 CL CD — 3% 2024	8,027,504	8,270,015
2630 CL KS — 4% 2017	557,479	557,406
2786 CL JC — 4% 2018	801,703	808,293
3806 CL AB — 4% 2023	19,872,842	20,908,416
2869 CL JA — 4% 2034	8,233,956	8,369,405
2877 CL WA — 4.25% 2034	9,221,394	9,559,358
3578 CL AM— 4.5% 2016	6,601,416	6,971,755
2677 CL LD — 4.5% 2017	3,864,360	3,894,116
2914 CL JQ — 4.5% 2019	5,469,412	5,624,962
3439 CL AC — 4.5% 2022	11,021,097	11,371,788
3939 CL D — 4.5% 2041	9,318,678	9,975,719
2509 CL CB — 5% 2017	5,947,976	6,258,103
2602 CL ET — 5% 2017	3,572,865	3,655,791
2747 CL DX — 5% 2019	9,709,691	10,438,403
3852 CL HA — 5% 2021	18,169,486	19,542,736
3285 CL LC — 5% 2025	9,531,318	9,808,775
2494 CL CF — 5.5% 2017	6,248,428	6,682,631
2503 CL B — 5.5% 2017	6,233,416	6,630,921
R005 CL AB — 5.5% 2018	3,064,027	3,077,386
3808 CL BQ — 5.5% 2025	24,762,986	26,626,648
3806 CL JB — 5.5% 2026	9,764,414	10,642,821
3855 CL HQ — 5.5% 2026	13,291,791	14,348,222
2922 CL Z — 5.5% 2032	2,055,035	2,110,089
2670 CL QG — 5.5% 2032	17,345,583	17,888,847
3133 CL BD — 5.75% 2033	2,382,141	2,428,116
3926 CL GP — 6% 2025	12,137,500	13,054,731
3614 CL DY — 6% 2032	18,316,767	20,432,537
Federal National Mortgage Association
2011-125 GD — 3.5% 2025	23,101,416	23,642,682
2012-48 CL MB — 3.5% 2027	54,440,000	57,234,024
2012-8 CL LE — 3.5% 2042	43,390,000	45,562,234
2012-26 CL ME — 3.5% 2042	56,555,000	59,341,465
2012-41 CL LB — 3.5% 2042	54,300,000	57,132,288
2012-73 CL JB — 3.5% 2042	49,460,000	51,892,427
2009-68 KA — 3.75% 2022	3,334,831	3,411,999
2011-67 CL EA — 4% 2021	41,436,137	44,173,823
2012-78 CL PA — 4% 2041	35,593,584	37,506,739
2009-70 CL NU — 4.25% 2019	14,295,718	15,074,692
2004-90 CL GA — 4.35% 2034	7,912,528	8,180,763
2012-67 CL PB — 4.5% 2027	25,906,756	27,558,312
2011-148 PB — 4.5% 2041	22,326,654	23,959,291
2003-24 CL PD — 5% 2018	6,737,087	7,183,891
2008-77 CL DA — 5% 2023	7,359,913	7,753,079

2004-60 CL LB — 5% 2034	15,794,408	17,267,079
2005-4 CL E — 5% 2032	2,372,900	2,391,314
2010-39 CL PL — 5% 2032	12,812,132	13,521,155
2003-W17 CL 1A5 — 5.35% 2033	7,345,824	7,635,690
2011-19 CL WB — 5.5% 2018	15,600,432	16,809,309
2009-116 CL PA — 5.5% 2024	9,196,277	9,725,615
2006-21 CL CA — 5.5% 2029	3,522,260	3,608,309
2003-28 CL PG — 5.5% 2032	4,331,386	4,447,251
2002-87 CL N — 5.5% 2032	1,960,881	1,986,000
2002-9 CL PC — 6% 2017	6,220,665	6,681,927
Sequoia Mortgage Trust 2012-1 1A1 — 2.865% 2042	18,539,079	18,695,679
Stanwich Mortgage Loan Trust Series
2009-2A — 3.16% 2049†,*	336,989	150,701
2010-1A — 3.11% 2047†,*	1,891,088	956,512
2010-2A — 2.67% 2057†,*	6,942,802	3,500,561
2010-3A — 9.16% 2038†,*	4,079,348	2,040,898
2010-4A — 5.71% 2049†,*	5,232,159	2,444,988
2011-1 A — 5.03% 2039†,*	9,250,763	4,879,121
2011-2 A — 5.11% 2050†,*	7,052,980	3,774,783
2012-NPL3 CL A — 4.2126% 2042†,*	11,388,916	11,388,916
Vericrest Opportunity Loan Transferee
2012-NL1A A1 — 4.2128% 2049†	3,509,835	3,520,821
2011-NL3A A1 — 5.1938% 2051†	7,095,101	7,100,351
VRPL 2012-RP2A CL AI 4.7037% 2017†	12,700,000	12,700,000
Wells Fargo Mortgage-Backed Securities Trust 2006-5 2A1 — 5.25% 2021	12,046,764	12,146,391
TOTAL MORTGAGE-BACKED SECURITIES		$955,381,741
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
Government National Mortgage Association
2012-22 CL AB — 1.6661% 2026	$7,830,298	$7,918,616
2011-49 CL AB — 2.8% 2034	41,085,537	41,630,331
2011-120 CL A — 3.94352% 2033	47,859,248	49,857,372
2006-67 CL A — 3.947% 2030	1,751,957	1,765,850
2011-143 CL AB — 3.97345% 2033	47,917,825	50,092,336
2008-45 CL C — 4.055% 2035	25,860,921	26,457,946
2006-30 A — 4.175% 2028	4,051,607	4,064,613
2006-51 CL A — 4.253% 2030	1,200,919	1,207,680
2007-77 C — 4.26% 2036	50,000,000	52,879,450
2007-15 CL B — 4.425% 2032	40,922,000	42,624,355
2008-39 CL A — 4.5% 2023	6,747,533	6,815,481
2007-34 CL B — 4.579% 2031	48,265,000	50,746,497
2005-52 CL C — 4.587% 2045	4,627,719	4,733,138
2007-55 CL B — 4.633% 2033	50,000,000	52,583,200
2004-78 CL C — 4.658% 2029	1,980,954	2,012,966

2008-92 CL A — 4.771% 2027	3,144,657	3,165,475
2006-67 CL B — 4.858% 2034	57,330,000	60,783,502
2006-55 CL B — 4.875% 2032	25,887,198	26,334,632
2006-30 CL B — 4.958% 2031	27,620,000	28,539,442
2007-69 CL B — 4.959% 2030	14,746,805	15,075,659
2006-8 CL C — 5.313% 2036	20,331,725	20,872,752
2008-59 CL B — 5.553% 2026	10,697,305	10,927,511
GS Mortgage Securities Corporation II
2007-EOP A1 — 1.10313% 2020†	8,657,719	8,622,395
2007-EOP A2 — 1.26008% 2020†	20,755,000	20,591,451
2007-EOP A3 — 1.45627% 2020†	17,696,000	17,524,349
JP Morgan Clearing Corporation 2011-FL1 MH — 4.532% 2028†	20,000,000	19,522,800
LSTAR Commercial Mortgage Trust 2001-1 A — 3.9129% 2017†	12,211,062	12,419,383
Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLFA A2 — 0.59175% 2022†	12,990,656	12,562,094
Wachovia Bank Commercial Mortgage Trust
2006-WL7A CL A1 — 0.33175% 2021†	161,097	157,472
2006-WL7A CL A2 — 0.36175% 2021†	53,452,000	50,512,140
Washington Mutual Commercial Mortgage Series Trust 2007-SL2 CL A — 5.41705% 2049†	27,422,826	27,600,252
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$730,601,140
STRIPPED MORTGAGE-BACKED SECURITIES — 12.8%
PRINCIPAL ONLY SECURITIES
Federal Home Loan Mortgage Corporation 217 — 0% 2032	$876,770	$843,619
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3714 TI — 2.25% 2015	82,693,097	2,774,353
3948 AI — 3% 2021	15,566,935	1,168,921
3935 LI — 3% 2021	11,691,971	1,009,485
3956 KI — 3% 2021	30,498,023	2,702,430
3968 AI — 3% 2021	11,723,346	1,038,923
3992 OI — 3% 2022	8,858,413	789,019
3994 EI — 3% 2022	18,995,435	1,806,276
2012-23 IA — 3% 2022	16,761,660	1,587,162
3998 KI — 3% 2026	32,994,273	3,598,685
3994 AI — 3% 2027	20,713,301	1,964,242
3706 AI — 3.5% 2020	24,215,274	1,319,490
3722 AI — 3.5% 2020	22,549,678	1,740,610
3735 AI — 3.5% 2020	11,283,082	868,797
3763 NI — 3.5% 2025	8,453,287	874,662
3755 AI — 3.5% 2020	21,163,284	1,650,525
3760 KI — 3.5% 2020	17,952,243	1,252,169
3753 CI — 3.5% 2020	4,795,804	380,020
3874 DI — 3.5% 2020	20,199,749	1,489,731
3893 DI — 3.5% 2020	14,613,313	1,077,732

3784 BI — 3.5% 2021	12,894,617	1,069,093
3874 BI — 3.5% 2021	10,962,624	1,010,617
3893 BI — 3.5% 2021	9,063,379	859,299
3909 KI — 3.5% 2021	9,378,891	770,828
3938 IO — 3.5% 2021	52,230,137	5,046,476
3778 GI — 3.5% 2024	11,324,545	944,892
3854 GI — 3.5% 2024	11,510,716	593,521
3852 YI — 3.5% 2025	31,406,988	2,079,771
3904 QI — 3.5% 2025	10,340,978	803,287
3909 UI — 3.5% 2025	18,876,143	1,217,700
3904 NI — 3.5% 2026	19,080,688	1,991,547
3930 AI — 3.5% 2026	19,820,615	2,616,123
4018 AI — 3.5% 2027	35,855,452	4,885,305
3917 AI — 4.5% 2026	65,442,501	7,616,139
3684 CI — 4.5% 2024	52,716,776	5,036,134
2558 CL JW — 5.5% 2022	1,471,067	32,805
217 I.O. — 6.5% 2032	876,770	160,282
Federal National Mortgage Association
2010-91 MI — 2% 2013	40,674,618	598,324
2010-95 MI — 2% 2013	34,963,615	544,733
2011-88 BI — 3% 2020	8,974,573	572,039
2011-113 GI — 3% 2021	14,946,736	1,177,504
2011-129 AI — 3% 2021	19,741,135	1,738,207
2011-141 EI — 3% 2021	32,274,047	2,198,159
2011-149 KI — 3% 2021	28,929,050	2,279,030
2012-8 TI — 3% 2021	15,550,769	1,214,904
2012-8 UI — 3% 2021	48,401,520	4,304,671
2011-137 AI — 3% 2022	26,268,600	2,317,416
2011-138 IG — 3% 2022	30,468,477	2,848,498
2011-145 — 3% 2022	39,589,009	3,300,140
2012-32 AI — 3% 2022	27,989,956	2,330,894
2012-78 AI — 3% 2022	23,990,312	1,701,813
2010-124 AI — 3.5% 2020	15,069,174	1,120,770
2010-128 LI — 3.5% 2020	28,672,853	2,132,543
2010-145 BI — 3.5% 2020	13,161,976	1,143,447
2011-75 BI — 3.5% 2020	15,170,831	1,131,744
2011-78 LI — 3.5% 2020	38,577,508	3,021,776
2010-104 CI — 3.5% 2021	30,386,621	3,255,926
2011-61 BI — 3.5% 2021	10,433,251	1,023,763
2011-66 QI — 3.5% 2021	18,913,526	1,883,220
2011-104 DI — 3.5% 2021	53,454,842	4,968,627
2011-110 AI — 3.5% 2021	22,357,171	2,129,968
2011-118 IC — 3.5% 2021	56,296,394	5,777,136

2011-125 DI — 3.5% 2021	38,598,325	4,179,041
2011-143 MI — 3.5% 2022	18,137,482	1,347,588
2012-2 MI — 3.5% 2022	23,316,577	2,440,779
2010-135 DI — 3.5% 2024	24,237,094	1,832,930
2010-137 BI — 3.5% 2024	11,913,638	747,462
2011-22 IC — 3.5% 2025	13,906,039	1,585,149
2011-66 BI — 3.5% 2025	6,507,118	405,849
2011-67 CI — 3.5% 2025	9,969,217	917,567
2011-75 AI — 3.5% 2025	41,837,840	3,393,886
2011-80 KI — 3.5% 2025	19,514,018	1,616,005
2011-101 IC — 3.5% 2026	100,793,167	11,087,248
2011-101 EI — 3.5% 2026	36,559,202	4,409,954
2011-101 IE — 3.5% 2026	34,209,125	3,816,370
2011-104 IM — 3.5% 2026	29,640,870	3,548,901
2010-89 LI — 4% 2020	23,769,217	2,440,148
2010-104 CI — 4% 2020	10,302,910	938,492
2011-69 TI — 4% 2020	16,299,559	1,151,890
2011-67 EI — 4% 2021	27,016,920	2,168,378
2008-15 JI — 4.5% 2022	12,399,492	724,998
2009-70 IN — 4.5% 2019	42,808,060	3,329,611
2010-114 CI — 5% 2018	38,992,575	3,211,818
2003-64 XI — 5% 2033	3,016,022	577,116
2010-30 — 5% 2018	17,337,257	1,362,882
Government National Mortgage Association
2002-56 — 0.0425% 2042	414,767	701
2004-43 — 0.15762% 2044	96,068,006	1,506,346
2006-15 — 0.2763% 2046	24,497,809	579,618
2008-48 — 0.35643% 2048	81,794,683	2,329,513
2004-10 — 0.40554% 2044	82,162,900	672,093
2004-108 — 0.44352% 2044	43,714,044	853,298
2006-55 — 0.46885% 2046	64,651,043	2,068,833
2005-9 — 0.46971% 2045	19,499,049	441,458
2006-30 — 0.50517% 2046	19,594,637	692,279
2008-78 — 0.50591% 2048	75,632,235	2,958,733
2006-5 — 0.55095% 2046	82,979,265	2,161,610
2007-4 — 0.60976% 2047	37,892,380	1,325,097
2005-90 — 0.64223% 2045	89,409,671	2,211,995
2008-45 — 0.66958% 2048	107,936,650	2,728,639
2011-10 — 0.70268% 2045	119,300,081	5,391,171
2007-77 — 0.81077% 2047	145,241,297	5,597,600
2005-50 — 0.75239% 2045	25,733,805	777,676
2006-67 — 0.75369% 2046	63,987,437	2,089,830
2007-15 — 0.77455% 2047	142,636,404	5,970,760

2010-161 IA — 0.78607% 2050	286,398,998	13,500,849
2007-55 — 0.78655% 2047	129,971,267	5,172,856
2008-8 — 0.83742% 2047	138,389,073	4,034,041
2007-34 — 0.85374% 2047	52,283,386	2,359,026
2010-18 — 0.87789% 2050	186,309,710	9,086,324
2010-123 — 0.89631% 2050	88,632,703	5,169,945
2008-92 — 0.932% 2048	119,256,678	5,652,766
2010-63 — 0.95694% 2050	94,462,301	4,491,682
2012-9 — 1.02782% 2052	180,258,548	19,451,700
2012-58 — 1.029% 2055	240,648,805	21,000,368
2011-6 — 1.04185% 2052	252,518,307	15,057,667
2009-119 — 1.04607% 2049	331,482,584	17,452,558
2012-79 — 1.0505% 2053	151,000,000	12,740,625
2012-45 — 1.06321% 2053	36,401,485	3,109,553
2009-86 — 1.06463% 2049	151,323,433	7,685,717
2011-165 — 1.06658% 2051	258,238,223	15,992,693
2012-35 — 1.07048% 2052	132,569,921	10,920,341
2009-105 — 1.07265% 2049	151,025,573	8,780,627
2009-4 — 1.08559% 2049	99,607,823	4,994,336
2008-24 — 1.09178% 2047	60,775,005	2,389,673
2012-25 — 1.09593% 2052	124,451,805	9,932,150
2011-143 — 1.10732% 2053	100,809,539	14,571,011
2009-60 — 1.12298% 2049	149,897,206	8,026,995
2011-64 IX — 1.12857% 2044	160,870,040	10,845,858
2010-28 — 1.16037% 2050	164,528,849	9,328,786
2011-120 — 1.16794% 2043	124,942,472	15,650,294
2011-49 — 1.17243% 2045	95,543,195	6,439,611
2010-49 — 1.18757% 2050	169,873,408	9,774,516
2011-149 — 1.20641% 2046	168,625,071	14,088,625
2011-78 IX — 1.27079% 2046	191,354,493	14,079,864
2011-16 — 1.2813% 2046	155,380,894	10,374,782
2009-49 — 1.36478% 2049	141,707,514	8,139,680
2011-164 — 1.40671% 2046	224,362,888	18,173,394
2011-92 IX — 1.4429% 2044	44,743,930	3,805,919
2010-148 IX —1.46875% 2052	91,023,639	6,673,853
2009-71 — 1.51303% 2049	151,108,981	9,448,845
2012-4 — 1.62407% 2052	302,226,064	27,114,695
2009-30 — 1.92595% 2049	100,037,412	8,172,056
TOTAL STRIPPED MORTGAGE-BACKED SECURITIES		$612,661,515
ASSET-BACKED SECURITIES — 11.9%
AmeriCredit Automobile Receivables Trust 2011-2 C — 3.19% 2016
2010-1 C — 5.19% 2015	$2,765,000	$2,891,250
2010-2 D — 6.24% 2016	13,735,000	14,824,598

2010-3 D — 4.98% 2018	6,990,000	7,588,134
2011-2 C — 3.19% 2016	8,580,000	8,840,918
CLI FundingLLC
2006-1A CL A — 0.42275% 2021†	8,333,245	7,993,415
2012-1A — 4.21% 2022†	50,826,000	50,826,000
Cabela’s Inc. 2011-4A A2 — 0.79175% 2019 †	18,500,000	18,600,640
Case New Holland Wholesale Master Note Trust 2009-1A A — 1.94175% 2015†	15,209,000	15,218,278
Credit Acceptance Auto Loan Trust
2011-1 A — 2.61% 2019†	19,295,000	19,287,475
2012-1A — 2.2% 2019†	3,500,000	3,510,763
2012-1A B— 3.12% 2020†	4,500,000	4,526,843
FIFC Premium Funding LLC 2009-A A — 1.69175% 2014†	49,755,000	49,832,120
First National Master Note Trust 2009-3 A — 1.59175% 2015	48,880,000	48,854,582
GE Capital Credit Card Master Note Trust 2009-2 A — 3.69% 2015	6,697,000	6,707,246
HFG HEALTHCO-4 LLC 2011-1A A — 2.488754% 2017†	16,552,000	16,735,893
MassMutual Asset Finance LLC
2009-AA — 2.37% 2013†	13,672,930	13,716,273
2011-AA A2 — 0.90% 2014†	38,620,940	38,577,893
PFS Financing Corpation
2011-BA A — 1.74175% 2016†	43,915,000	43,835,953
2011-BA B — 2.49175% 2016†	4,000,000	4,076,000
2012-AA A — 1.44175% 2016†	25,808,000	25,851,125
2012-AA B — 1.94175% 2016†	4,720,000	4,719,997
Prestige Auto Receivables Trust
2009-1A B — 10% 2013†	4,830,173	5,031,833
2011-1A A2 — 1.25% 2014†	8,544,130	8,552,418
2012-1A A2 — 1.23% 2015†	11,424,000	11,426,650
National Collegiate Student Loan Trust 2006-3 A2 — 0.35525% 2026	31,482,627	31,260,045
Santander Drive Auto Receivables Trust
2010-B A2 — 1.01% 2013†	1,370,506	1,370,794
2011-3 A2 — 1.11% 2014	24,925,377	24,885,995
2011-4 A2 — 1.37% 2015	22,417,440	22,425,734
2012-1 A2 — 1.25% 2015	9,172,000	9,204,285
TAL Advantage LLC 2006-1A — 0.43375% 2021†	4,906,667	4,722,667
Textainer Marine Containers Ltd 2005-1A A — 0.49% 2020†	5,541,667	5,403,125
Triton Container Finance LLC 2006-1A — 0.42% 2021†	9,976,367	9,539,901
World Financial Network Credit Card Master Trust II
2009-B CL A — 3.79% 2016	20,720,000	20,736,576
2010-1 — 4.16% 2017†	9,534,375	9,590,342
TOTAL ASSET-BACKED SECURITIES		$571,165,761
U.S. TREASURY SECURITIES — 5.8%
U.S. Treasury Notes
— 0.625% 2013	$70,000,000	$70,201,530
— 2.5% 2013	200,950,000	204,370,169
TOTAL U.S. TREASURY SECURITIES		$274,571,699

CORPORATE BONDS & DEBENTURES — 2.2%
Barclays Bank plc — 1.9% 2014	$38,654,000	$38,289,106
Continental Airlines Company
— 8.388% 2020	10,545,233	10,572,757
— 1997-1 1A 7.461% 2015	890,073	889,859
Delta Airlines
— 2012-1A 4.75% 05/07/20	3,642,000	3,642,000
— 2012-1B 6.875% 05/07/19	2,321,000	2,321,000
International Lease Finance Corporation — 0.81865% 2012	24,420,000	24,388,254
Qwest Corporation — 3.71785% 2013	7,139,000	7,149,637
United Airlines, Inc. — 9.875% 2013†	18,697,000	19,382,245
TOTAL CORPORATE BONDS & DEBENTURES		$106,634,858
U.S. AGENCIES SECURITIES — 0.7%
Federal National Mortgage Association — 0.4% 2012	$33,700,000	$33,724,601
TOTAL U.S. AGENCIES SECURITIES

TOTAL INVESTMENT SECURITIES — 92.7% (Cost $4,477,191,881)		$4,442,870,486
SHORT-TERM INVESTMENTS — 7.5% (Cost $359,522,699)
Federal Home Loan Bank
— 0.05% 07/09/12	$100,589,000	$100,587,882
— 0.07% 07/06/12	72,180,000	72,179,298
— 0.085% 08/10/12	75,000,000	74,992,917
Exxon Mobil Corporation — 0.06% 07/12/12	77,285,000	77,283,583
State Street Bank Repurchase Agreement — 0.01% 07/02/12 (Collateralized by $25,765,000 Principal Amount U.S. Treasury Note 3.125% 2041, market value $35,169,225)	34,479,000	34,479,019
TOTAL SHORT-TERM INVESTMENTS		$359,522,699

TOTAL INVESTMENTS — 100.2% (Cost $4,836,714,580)		$4,802,393,185
Other assets and liabilities, net — (0.2)%		(7,247,393)
TOTAL NET ASSETS — 100.0%		$4,795,145,792

†   Restricted securities. These restricted securities constituted 12.8% of total net assets at June 30, 2012

* These securities have been valued in good faith under guidelines adopted by the Board of Directors in accordance with the Fund’s fair value procedures. These securities constitued 0.6% of total net assets at June 30, 2012

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under guidelines adopted by the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 during the three months ended June 30, 2012.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Mortgage Pass-Through	—	$1,158,129,171	—	$1,158,129,171
Mortgage-Backed	—	926,245,261	$29,136,480	955,381,741
Commercial Mortgage-Backed	—	730,601,140	—	730,601,140
Stripped Mortgage-Backed	—	612,661,515	—	612,661,515
Asset-Backed	—	571,165,761	—	571,165,761
U.S. Treasuries	—	274,571,699	—	274,571,699
Corporate	—	106,634,858	—	106,634,858
U.S. Agencies	—	33,724,601	—	33,724,601
Short-Term Investments	—	359,522,699	—	359,522,699
Total Investments	$—	$4,773,256,705	$29,136,480	$4,802,393,185

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended June 30, 2012:

Investment	Beginning Value at March 31, 2012	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Net Transfers In (Out)	Ending Value at June 30, 2012

Mortgage-Backed	$38,311,303	$(2,285,305)	$11,388,916	$(18,278,434)	$—	$29,136,480

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $4,486,912,566 for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$39,097,672
Gross unrealized depreciation:	(83,139,752)
Net unrealized depreciation:	$(44,042,080)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     August 29, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     August 29, 2012